Research and Development (Tables)	6 Months Ended
Jun. 30, 2026
Research and Development [Abstract]
Schedule of research and development
	Six Months ended	Three Months ended	Six Months ended	Three Months ended
	June 30,	June 30,	June 30,	June 30,
	2026	2026	2025	2026
	USD thousands	USD thousands	USD thousands	USD thousands
Consultants and subcontractors	1,076	644	2,572	817
Salaries and related expenses	862	432	1,085	459
Lease and maintenance	22	11	58	31
Share-based compensation	79	37	22	(39)
Other expenses	28	18	43	19
	2,067	1,142	3,780	1,287